Property, Plant and Equipment with Corresponding Depreciation Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant and equipment in service	$ 1,839.3	$ 1,701.9
Total property, plant and equipment in service, Composite Rate	3.80%	4.00%	4.30%
Regulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Transmission	$ 273.0	$ 235.8
Distribution	1,453.7	1,364.2
General	17.7	16.5
Non-depreciable	65.1	61.6
Total property, plant and equipment in service	$ 1,809.5	$ 1,678.1
Transmission, Composite Rate	3.20%	3.90%
Distribution, Composite Rate	4.00%	4.10%
General, Composite Rate	7.60%	9.00%
Unregulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Non-depreciable	$ 5.0	$ 4.8
Total property, plant and equipment in service	29.8	23.8
Other	$ 24.8	$ 19.0
Other, Composite Rate	4.50%	7.60%